Consolidated Statement of Cash Flows (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
OPERATING ACTIVITIES:
Net income	$ 1,284	$ 1,119	$ 1,291
Adjustments to reconcile to net cash provided by operations:
Depreciation and amortization	1,151	791	734
Provision (benefit) for deferred income taxes	25	50	5
Net gain (loss) on disposition of assets	57	6	7
Amortization of stock-based awards	9	0	0
Cash provided (used) by changes in current assets and liabilities:
Accounts and notes receivable	(169)	21	32
Inventories	(36)	(17)	10
Other current assets and deferred charges	(43)	25	25
Accounts payable	(42)	(32)	(81)
Accrued liabilities	(233)	171	(23)
Affiliate accounts receivable and payable - net	9	(1)	42
Other, including changes in noncurrent assets and liabilities	333	36	91
Net cash provided by operating activities	2,345	2,169	2,133
FINANCING ACTIVITIES:
Proceeds from (payments of) commercial paper - net	572	224	0
Proceeds from long-term debt	4,386	2,699	2,639
Payments of long-term debt	(1,157)	(2,080)	(1,440)
Proceeds from sales of common units	55	1,962	2,559
General partner contributions	13	53	93
Distributions to limited partners and general partner	(2,448)	(1,846)	(1,440)
Distributions to noncontrolling interests	(243)	0	0
Contributions from noncontrolling interests	334	398	13
Contributions from The Williams Companies, Inc. - net	73	221	9
Payments for debt issuance costs	(24)	(12)	(12)
Other - net	24	(24)	17
Net cash provided by financing activities	1,585	1,595	2,438
INVESTING ACTIVITIES:
Capital expenditures	(3,692)	(3,316)	(2,366)
Net proceeds from dispositions	34	3	22
Purchases of businesses	0	0	(2,049)
Purchase of business from affiliate	0	25	(25)
Purchases of and contributions to equity-method investments	(468)	(439)	(471)
Purchase of ARO trust investments	(52)	(58)	(34)
Proceeds from sale of ARO trust investments	39	46	43
Other - net	270	3	53
Net cash used by investing activities	(3,869)	(3,736)	(4,827)
Increase (decrease) in cash and cash equivalents	61	28	(256)
Cash and cash equivalents at beginning of year	110	82	338
Cash and cash equivalents at end of year	171	110	82
Increases to property, plant and equipment	(3,571)	(3,333)	(2,595)
Changes in related accounts payable and accrued liabilities	(121)	17	229
Capital expenditures	$ (3,692)	$ (3,316)	$ (2,366)